LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.50%
Aerospace & Defense–1.26%
†ATI, Inc.	478	$69,530
Carpenter Technology Corp.	168	66,217
General Electric Co.	1,942	551,081
HEICO Corp. Class A	521	109,978
Huntington Ingalls Industries, Inc.	646	245,415
L3Harris Technologies, Inc.	2,816	971,943
RTX Corp.	3,252	627,311
Textron, Inc.	13,336	1,167,700
TransDigm Group, Inc.	366	424,179
Woodward, Inc.	5,015	1,794,969
		6,028,323
Air Freight & Logistics–0.12%
FedEx Corp.	1,358	483,693
†GXO Logistics, Inc.	1,306	67,716
		551,409
Automobiles–0.11%
Ford Motor Co.	45,626	526,524
		526,524
Banks–3.39%
Bank of America Corp.	38,864	1,894,620
Citigroup, Inc.	8,697	986,327
Citizens Financial Group, Inc.	13,572	813,913
Commerce Bancshares, Inc.	705	34,686
East West Bancorp, Inc.	2,041	217,897
Fifth Third Bancorp	13,627	633,111
First Citizens BancShares, Inc. Class A	2,746	5,175,276
First Horizon Corp.	10,441	237,637
FNB Corp.	1,610	26,919
M&T Bank Corp.	18,592	3,843,338
Pinnacle Financial Partners, Inc.	1,498	129,038
Popular, Inc.	4,259	571,430
Southstate Bank Corp.	866	80,122
Webster Financial Corp.	418	29,018
Wells Fargo & Co.	17,176	1,367,381
Wintrust Financial Corp.	819	113,792
		16,154,505
Beverages–0.92%
†Celsius Holdings, Inc.	3,390	120,277
Coca-Cola Co.	9,774	743,313
Keurig Dr. Pepper, Inc.	112,512	2,962,441
PepsiCo, Inc.	3,649	566,653
		4,392,684
Biotechnology–0.81%
AbbVie, Inc.	3,091	672,262
†Alnylam Pharmaceuticals, Inc.	609	201,500
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical, Inc.	2,454	$138,626
†Caris Life Sciences, Inc.	6,418	114,754
†Exelixis, Inc.	1,031	44,220
Gilead Sciences, Inc.	5,920	825,070
†Incyte Corp.	981	92,332
†Moderna, Inc.	3,750	190,500
†Neurocrine Biosciences, Inc.	3,447	454,108
Regeneron Pharmaceuticals, Inc.	794	613,476
†Revolution Medicines, Inc.	2,214	215,311
†Roivant Sciences Ltd.	10,357	286,889
†Sarepta Therapeutics, Inc.	220	4,787
†Ultragenyx Pharmaceutical, Inc.	819	17,158
		3,870,993
Broadline Retail–0.38%
†Amazon.com, Inc.	6,712	1,397,908
†Coupang, Inc.	10,924	206,245
eBay, Inc.	2,532	230,463
		1,834,616
Building Products–1.02%
Armstrong World Industries, Inc.	624	102,835
Masco Corp.	37,175	2,244,255
Owens Corning	19,344	2,093,408
Trane Technologies PLC	981	408,822
		4,849,320
Capital Markets–4.87%
Affiliated Managers Group, Inc.	153	42,335
Ameriprise Financial, Inc.	12,522	5,564,777
Bank of New York Mellon Corp.	4,327	513,312
Cboe Global Markets, Inc.	1,440	404,741
Charles Schwab Corp.	6,590	619,328
CME Group, Inc.	2,215	654,200
†Coinbase Global, Inc. Class A	2,624	458,177
Goldman Sachs Group, Inc.	982	830,762
Interactive Brokers Group, Inc. Class A	7,141	478,947
Invesco Ltd.	1,944	47,220
Janus Henderson Group PLC	6,397	328,614
LPL Financial Holdings, Inc.	920	276,764
Morgan Stanley	5,295	871,398
MSCI, Inc.	536	288,909
Nasdaq, Inc.	13,441	1,141,006
Northern Trust Corp.	520	72,576
Raymond James Financial, Inc.	34,609	5,011,037
†Robinhood Markets, Inc. Class A	3,022	209,425
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
S&P Global, Inc.	955	$406,200
SEI Investments Co.	565	44,335
State Street Corp.	38,655	4,892,177
Virtu Financial, Inc. Class A	1,066	46,883
		23,203,123
Chemicals–2.05%
†Axalta Coating Systems Ltd.	9,645	267,167
Celanese Corp.	672	44,197
CF Industries Holdings, Inc.	809	105,041
Corteva, Inc.	5,110	427,758
DuPont de Nemours, Inc.	44,704	2,047,443
Eastman Chemical Co.	539	41,136
Ecolab, Inc.	1,176	312,840
Element Solutions, Inc.	8,741	298,418
International Flavors & Fragrances, Inc.	3,854	279,608
Linde PLC	1,288	638,539
LyondellBasell Industries NV Class A	24,101	1,941,577
PPG Industries, Inc.	555	59,318
RPM International, Inc.	33,541	3,333,975
		9,797,017
Commercial Services & Supplies–0.83%
Republic Services, Inc.	3,093	677,429
Veralto Corp.	34,232	3,026,793
Waste Connections, Inc.	1,625	263,965
		3,968,187
Communications Equipment–0.27%
†Ciena Corp.	830	322,231
†Lumentum Holdings, Inc.	609	427,981
Motorola Solutions, Inc.	1,225	531,613
		1,281,825
Construction & Engineering–0.41%
Comfort Systems USA, Inc.	87	119,972
†MasTec, Inc.	2,438	784,402
Quanta Services, Inc.	1,931	1,060,158
WillScot Holdings Corp.	798	13,853
		1,978,385
Construction Materials–0.76%
Martin Marietta Materials, Inc.	5,692	3,350,766
Vulcan Materials Co.	1,019	277,474
		3,628,240
Consumer Finance–0.29%
Ally Financial, Inc.	5,701	223,650
American Express Co.	2,063	624,016
SLM Corp.	3,602	77,119
Synchrony Financial	6,614	449,885
		1,374,670
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.90%
Albertsons Cos., Inc. Class A	223,866	$3,814,677
Casey's General Stores, Inc.	237	172,503
Costco Wholesale Corp.	331	329,818
Dollar General Corp.	2,073	246,127
†Dollar Tree, Inc.	1,777	194,599
Kroger Co.	3,307	239,294
†Maplebear, Inc.	7,367	275,968
†Performance Food Group Co.	2,339	200,359
†U.S. Foods Holding Corp.	26,884	2,478,974
Walmart, Inc.	8,940	1,111,063
		9,063,382
Containers & Packaging–2.94%
Amcor PLC	5,822	231,424
Ball Corp.	40,623	2,401,226
Crown Holdings, Inc.	23,825	2,388,456
International Paper Co.	55,254	1,972,568
Packaging Corp. of America	12,055	2,558,312
Silgan Holdings, Inc.	112,870	4,379,356
Smurfit Westrock PLC	1,903	75,835
		14,007,177
Distributors–0.59%
Genuine Parts Co.	26,622	2,815,277
		2,815,277
Diversified Consumer Services–0.19%
ADT, Inc.	51,309	337,100
†Duolingo, Inc.	553	54,509
†Grand Canyon Education, Inc.	1,541	262,016
H&R Block, Inc.	5,732	181,934
†Liberty Live Holdings, Inc. Class C	622	58,537
		894,096
Diversified Telecommunication Services–0.36%
†AST SpaceMobile, Inc.	2,230	184,800
AT&T, Inc.	22,599	655,145
Comcast Corp. Class A	18,706	537,049
Iridium Communications, Inc.	2,025	56,174
Verizon Communications, Inc.	5,825	292,415
		1,725,583
Electric Utilities–2.91%
Entergy Corp.	7,378	828,992
Exelon Corp.	8,901	436,327
FirstEnergy Corp.	4,092	207,301
NextEra Energy, Inc.	10,577	982,392
NRG Energy, Inc.	3,574	522,304
PG&E Corp.	223,990	3,935,504
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Southern Co.	8,802	$849,569
Xcel Energy, Inc.	76,840	6,104,170
		13,866,559
Electrical Equipment–2.84%
Acuity, Inc.	11,776	3,299,871
AMETEK, Inc.	22,112	4,739,928
Eaton Corp. PLC	1,352	483,570
GE Vernova, Inc.	395	344,795
Hubbell, Inc.	8,632	4,236,068
nVent Electric PLC	3,651	431,840
		13,536,072
Electronic Equipment, Instruments & Components–3.23%
†Arrow Electronics, Inc.	1,753	251,398
CDW Corp.	30,616	3,705,148
†Coherent Corp.	905	215,580
Corning, Inc.	3,888	528,651
Jabil, Inc.	13,955	3,706,867
†Teledyne Technologies, Inc.	6,073	3,674,226
Vontier Corp.	8,318	295,039
†Zebra Technologies Corp. Class A	14,352	3,000,716
		15,377,625
Energy Equipment & Services–1.02%
Baker Hughes Co.	70,032	4,275,454
Halliburton Co.	4,432	172,804
TechnipFMC PLC	5,987	413,881
		4,862,139
Entertainment–0.65%
Electronic Arts, Inc.	599	122,118
†Liberty Media Corp.-Liberty Formula One Class A	2,566	200,353
†ROBLOX Corp. Class A	4,212	238,231
†Roku, Inc.	1,914	181,103
†Take-Two Interactive Software, Inc.	1,511	298,422
Walt Disney Co.	6,482	624,735
†Warner Bros Discovery, Inc.	15,478	425,026
Warner Music Group Corp. Class A	38,844	992,076
		3,082,064
Financial Services–2.56%
†Berkshire Hathaway, Inc. Class B	3,123	1,496,542
†Chime Financial, Inc. Class A	13,871	259,804
Corebridge Financial, Inc.	6,906	164,777
Equitable Holdings, Inc.	819	30,393
Fidelity National Information Services, Inc.	133,885	6,280,545
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Mastercard, Inc. Class A	1,299	$649,058
MGIC Investment Corp.	127,492	3,346,665
		12,227,784
Food Products–1.37%
Bunge Global SA	1,681	213,823
Hershey Co.	13,336	2,772,421
Lamb Weston Holdings, Inc.	3,335	140,937
Mondelez International, Inc. Class A	3,691	212,749
†Post Holdings, Inc.	29,292	2,895,807
Tyson Foods, Inc. Class A	4,478	286,906
		6,522,643
Gas Utilities–0.03%
MDU Resources Group, Inc.	7,508	155,566
		155,566
Ground Transportation–1.03%
CSX Corp.	13,487	553,641
JB Hunt Transport Services, Inc.	17,550	3,718,845
Norfolk Southern Corp.	811	232,757
†Uber Technologies, Inc.	2,132	153,355
†XPO, Inc.	1,335	259,724
		4,918,322
Health Care Equipment & Supplies–2.35%
†Align Technology, Inc.	1,136	194,744
†Boston Scientific Corp.	7,312	458,828
Dentsply Sirona, Inc.	973	11,287
†Dexcom, Inc.	5,113	321,096
GE HealthCare Technologies, Inc.	80,288	5,714,900
†Globus Medical, Inc. Class A	40,064	3,451,914
†Insulet Corp.	272	57,076
Medtronic PLC	4,261	369,216
†Penumbra, Inc.	515	169,111
Stryker Corp.	1,325	435,382
		11,183,554
Health Care Providers & Services–4.20%
Cardinal Health, Inc.	4,367	922,791
Cencora, Inc.	13,588	4,268,534
†Centene Corp.	2,650	86,761
Chemed Corp.	5,629	2,126,299
Cigna Group	1,989	530,566
†DaVita, Inc.	773	118,802
†Henry Schein, Inc.	48,510	3,575,187
Humana, Inc.	11,213	1,944,222
McKesson Corp.	1,087	940,646
Quest Diagnostics, Inc.	24,893	4,878,530
†Tenet Healthcare Corp.	1,448	273,252
UnitedHealth Group, Inc.	1,391	376,391
		20,041,981
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–1.36%
Healthcare Realty Trust, Inc.	1,746	$29,665
Healthpeak Properties, Inc.	287,938	4,730,821
Omega Healthcare Investors, Inc.	5,193	227,557
Ventas, Inc.	11,066	904,978
Welltower, Inc.	3,064	605,783
		6,498,804
Hotel & Resort REITs–0.01%
Host Hotels & Resorts, Inc.	1,929	36,960
		36,960
Hotels, Restaurants & Leisure–1.77%
Aramark	3,971	160,984
Carnival Corp.	14,800	383,024
†Cava Group, Inc.	3,090	249,981
†Chipotle Mexican Grill, Inc.	2,444	78,232
Darden Restaurants, Inc.	14,116	2,767,301
†DoorDash, Inc. Class A	1,700	255,255
Expedia Group, Inc.	6,410	1,480,005
Hilton Worldwide Holdings, Inc.	5,248	1,595,812
McDonald's Corp.	2,868	891,346
†MGM Resorts International	1,933	71,540
Restaurant Brands International, Inc.	3,188	235,593
Travel & Leisure Co.	3,672	254,066
		8,423,139
Household Durables–0.91%
DR Horton, Inc.	3,870	531,042
Lennar Corp. Class A	859	74,596
†Mohawk Industries, Inc.	25,739	2,534,262
PulteGroup, Inc.	2,538	298,494
†SharkNinja, Inc.	2,379	251,936
Somnigroup International, Inc.	4,209	311,129
Toll Brothers, Inc.	2,358	321,796
		4,323,255
Household Products–0.18%
Procter & Gamble Co.	5,837	843,096
		843,096
Independent Power and Renewable Electricity Producers–0.22%
AES Corp.	12,340	173,871
Clearway Energy, Inc. Class C	498	19,567
†Talen Energy Corp.	1,262	402,868
Vistra Corp.	2,934	441,068
		1,037,374
Industrial Conglomerates–0.19%
3M Co.	2,497	362,639
Honeywell International, Inc.	2,492	563,267
		925,906
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.11%
EastGroup Properties, Inc.	648	$119,939
First Industrial Realty Trust, Inc.	3,119	180,434
Prologis, Inc.	1,696	224,177
		524,550
Insurance–4.24%
American Financial Group, Inc.	344	43,932
†Arch Capital Group Ltd.	34,300	3,292,457
Arthur J Gallagher & Co.	3,423	741,353
Assurant, Inc.	260	56,631
Assured Guaranty Ltd.	977	79,606
Axis Capital Holdings Ltd.	1,381	140,047
Brown & Brown, Inc.	38,344	2,500,412
CNA Financial Corp.	1,640	75,309
Everest Group Ltd.	219	71,580
Fidelity National Financial, Inc.	2,373	110,060
Hartford Insurance Group, Inc.	30,369	4,106,800
Loews Corp.	51,982	5,548,559
†Markel Group, Inc.	65	124,414
MetLife, Inc.	5,321	376,301
Progressive Corp.	1,937	383,991
Reinsurance Group of America, Inc.	691	141,075
RLI Corp.	744	42,438
Travelers Cos., Inc.	1,842	537,274
Unum Group	2,000	146,060
W.R. Berkley Corp.	24,538	1,626,379
Willis Towers Watson PLC	199	57,849
		20,202,527
Interactive Media & Services–0.81%
Alphabet, Inc. Class A	9,806	2,819,194
Meta Platforms, Inc. Class A	1,340	766,654
†Pinterest, Inc. Class A	4,311	79,064
†Reddit, Inc. Class A	1,586	213,555
		3,878,467
IT Services–1.12%
†Cloudflare, Inc. Class A	1,636	337,572
Cognizant Technology Solutions Corp. Class A	35,652	2,187,250
†GoDaddy, Inc. Class A	23,567	1,948,284
International Business Machines Corp.	1,756	425,637
†Twilio, Inc. Class A	2,118	266,487
VeriSign, Inc.	656	162,924
		5,328,154
Life Sciences Tools & Services–1.65%
Agilent Technologies, Inc.	1,181	134,610
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Charles River Laboratories International, Inc.	177	$30,532
Danaher Corp.	1,005	190,548
†Illumina, Inc.	2,456	302,727
†IQVIA Holdings, Inc.	39,621	6,756,965
Qiagen NV	1,113	44,565
†Repligen Corp.	396	46,657
Thermo Fisher Scientific, Inc.	778	382,410
		7,889,014
Machinery–5.08%
AGCO Corp.	455	52,721
Allison Transmission Holdings, Inc.	13,078	1,530,911
Caterpillar, Inc.	585	414,449
Cummins, Inc.	1,582	851,148
Deere & Co.	1,452	817,912
Dover Corp.	21,465	4,474,379
Fortive Corp.	18,886	1,044,018
Ingersoll Rand, Inc.	36,406	2,916,849
ITT, Inc.	18,395	3,504,799
Lincoln Electric Holdings, Inc.	10,777	2,684,335
†Middleby Corp.	23,675	3,138,831
Mueller Industries, Inc.	2,235	247,638
Nordson Corp.	5,440	1,447,366
PACCAR, Inc.	1,528	176,484
Parker-Hannifin Corp.	482	431,506
Westinghouse Air Brake Technologies Corp.	1,854	463,333
		24,196,679
Media–0.98%
†Liberty Broadband Corp. Class C	264	13,279
Nexstar Media Group, Inc.	145	26,221
Omnicom Group, Inc.	60,839	4,581,785
†Trade Desk, Inc. Class A	1,590	36,077
		4,657,362
Metals & Mining–0.85%
Alcoa Corp.	12,471	827,201
Anglogold Ashanti PLC	1,841	179,240
Freeport-McMoRan, Inc.	4,987	293,136
Nucor Corp.	4,124	697,368
Royal Gold, Inc.	257	65,404
Steel Dynamics, Inc.	11,181	2,012,580
		4,074,929
Mortgage Real Estate Investment Trusts (REITs)–0.05%
Annaly Capital Management, Inc.	1,296	27,411
Rithm Capital Corp.	23,196	219,898
		247,309
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–4.10%
Ameren Corp.	800	$87,936
CenterPoint Energy, Inc.	1,823	78,681
CMS Energy Corp.	63,137	4,898,169
Consolidated Edison, Inc.	2,472	279,781
DTE Energy Co.	1,119	163,620
NiSource, Inc.	112,079	5,229,606
Public Service Enterprise Group, Inc.	5,593	452,753
Sempra	33,954	3,299,310
WEC Energy Group, Inc.	43,787	5,069,221
		19,559,077
Office REITs–0.02%
BXP, Inc.	707	36,693
Cousins Properties, Inc.	567	12,797
Highwoods Properties, Inc.	1,055	22,588
		72,078
Oil, Gas & Consumable Fuels–6.78%
†Antero Resources Corp.	5,630	238,937
APA Corp.	2,869	121,760
Cheniere Energy, Inc.	15,865	4,501,852
Chevron Corp.	2,879	595,665
Chord Energy Corp.	2,413	343,080
ConocoPhillips	7,215	952,380
Coterra Energy, Inc.	137,879	4,845,068
Diamondback Energy, Inc.	23,136	4,576,070
EOG Resources, Inc.	4,198	606,905
EQT Corp.	41,833	2,662,252
Expand Energy Corp.	2,970	326,047
Exxon Mobil Corp.	14,121	2,395,769
Kinder Morgan, Inc.	42,207	1,415,201
Marathon Petroleum Corp.	27,799	6,787,960
Matador Resources Co.	3,387	213,991
Ovintiv, Inc.	1,762	104,592
Phillips 66	1,461	266,165
Range Resources Corp.	1,124	50,782
Targa Resources Corp.	2,095	525,279
Valero Energy Corp.	2,349	580,391
Williams Cos., Inc.	2,669	194,250
		32,304,396
Passenger Airlines–0.73%
Delta Air Lines, Inc.	49,868	3,315,225
†United Airlines Holdings, Inc.	1,618	148,969
		3,464,194
Personal Care Products–0.02%
†BellRing Brands, Inc.	2,147	34,545
†Coty, Inc. Class A	28,404	57,092
		91,637
Pharmaceuticals–1.26%
Bristol-Myers Squibb Co.	11,578	702,206
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Jazz Pharmaceuticals PLC	13,970	$2,641,028
Johnson & Johnson	8,184	2,000,497
Merck & Co., Inc.	2,360	283,884
Perrigo Co. PLC	2,320	24,917
Royalty Pharma PLC Class A	5,385	258,318
Viatris, Inc.	7,260	98,083
		6,008,933
Professional Services–0.71%
†FTI Consulting, Inc.	8,195	1,448,630
Genpact Ltd.	3,186	118,679
Jacobs Solutions, Inc.	3,401	432,879
KBR, Inc.	13,174	485,594
Leidos Holdings, Inc.	3,325	517,104
†Parsons Corp.	2,544	137,808
UL Solutions, Inc. Class A	2,998	256,959
		3,397,653
Real Estate Management & Development–0.63%
†CBRE Group, Inc. Class A	17,448	2,363,506
†Jones Lang LaSalle, Inc.	2,092	636,638
		3,000,144
Residential REITs–0.87%
American Homes 4 Rent Class A	5,076	141,722
AvalonBay Communities, Inc.	20,514	3,350,962
Camden Property Trust	596	58,205
Equity LifeStyle Properties, Inc.	1,055	65,853
Equity Residential	2,164	128,001
Invitation Homes, Inc.	4,117	102,307
Mid-America Apartment Communities, Inc.	1,973	240,943
Sun Communities, Inc.	653	82,252
		4,170,245
Retail REITs–1.65%
Agree Realty Corp.	3,779	284,861
Brixmor Property Group, Inc.	9,664	278,323
Federal Realty Investment Trust	138	14,657
NNN REIT, Inc.	5,260	221,078
Regency Centers Corp.	67,312	5,092,826
Simon Property Group, Inc.	10,614	1,979,829
		7,871,574
Semiconductors & Semiconductor Equipment–2.62%
Analog Devices, Inc.	1,821	579,333
†Cirrus Logic, Inc.	969	140,137
†Intel Corp.	9,389	414,337
Lam Research Corp.	4,433	947,155
Microchip Technology, Inc.	1,733	111,969
Micron Technology, Inc.	2,932	990,547
MKS, Inc.	20,641	4,743,508
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	260	$284,271
NVIDIA Corp.	1,460	254,624
NXP Semiconductors NV	805	158,472
†ON Semiconductor Corp.	35,173	2,177,912
Qnity Electronics, Inc. Class W/I	1,427	164,647
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,678	567,080
Teradyne, Inc.	1,274	377,690
Texas Instruments, Inc.	2,552	495,445
Universal Display Corp.	675	61,871
		12,468,998
Software–1.60%
†Autodesk, Inc.	492	117,785
†Cadence Design Systems, Inc.	2,637	732,743
†Circle Internet Group, Inc.	1,298	123,842
†Datadog, Inc. Class A	2,526	298,194
†Guidewire Software, Inc.	1,027	153,598
†HubSpot, Inc.	597	145,728
Intuit, Inc.	561	242,565
†Manhattan Associates, Inc.	498	66,294
Microsoft Corp.	857	317,236
†Nutanix, Inc. Class A	7,396	281,122
Oracle Corp.	1,207	177,562
Pegasystems, Inc.	1,535	65,330
†Samsara, Inc. Class A	4,282	135,696
†ServiceNow, Inc.	2,117	221,332
†Synopsys, Inc.	1,041	412,736
†Unity Software, Inc.	7,767	170,408
†Zoom Communications, Inc. Class A	49,321	3,964,915
		7,627,086
Specialized REITs–1.99%
American Tower Corp.	1,558	268,880
CubeSmart	4,863	178,229
Equinix, Inc.	476	466,594
Extra Space Storage, Inc.	429	56,255
Gaming & Leisure Properties, Inc.	1,808	80,221
Iron Mountain, Inc.	2,296	234,513
Millrose Properties, Inc.	4,159	116,452
Public Storage	16,534	4,478,730
SBA Communications Corp.	18,871	3,247,888
VICI Properties, Inc.	3,344	91,358
Weyerhaeuser Co.	10,901	266,311
		9,485,431
Specialty Retail–2.34%
†AutoNation, Inc.	805	157,184
†AutoZone, Inc.	1,073	3,624,358
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Bath & Body Works, Inc.	4,299	$80,262
†Burlington Stores, Inc.	650	211,497
†CarMax, Inc.	1,570	65,281
†Carvana Co.	606	190,514
†Five Below, Inc.	1,746	398,926
Lowe's Cos., Inc.	3,120	737,193
Murphy USA, Inc.	80	39,518
Ross Stores, Inc.	24,798	5,371,991
†Ulta Beauty, Inc.	542	283,309
		11,160,033
Technology Hardware, Storage & Peripherals–1.30%
Apple, Inc.	672	170,547
†Everpure, Inc. Class A	1,628	96,117
Hewlett Packard Enterprise Co.	28,081	668,609
NetApp, Inc.	932	95,428
†Sandisk Corp.	795	505,095
Seagate Technology Holdings PLC	2,433	953,152
Western Digital Corp.	13,700	3,705,713
		6,194,661
Textiles, Apparel & Luxury Goods–1.30%
†Crocs, Inc.	2,604	216,184
†Deckers Outdoor Corp.	1,111	111,200
†Lululemon Athletica, Inc.	9,271	1,419,390
Ralph Lauren Corp.	11,254	3,871,264
Tapestry, Inc.	3,957	558,372
		6,176,410
Tobacco–0.28%
Philip Morris International, Inc.	8,141	1,346,033
		1,346,033
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.74%
†Core & Main, Inc. Class A	4,078	$201,453
Ferguson Enterprises, Inc.	13,610	3,174,669
WESCO International, Inc.	494	135,168
		3,511,290
Water Utilities–0.27%
Essential Utilities, Inc.	31,872	1,283,485
		1,283,485
Wireless Telecommunication Services–0.10%
Millicom International Cellular SA	6,623	496,328
		496,328
Total Common Stock (Cost $322,165,704)		450,496,856
RIGHTS–0.00%
†=Mirati Therapeutics, Inc.	3,008	8,964
Total Rights (Cost $2,106)		8,964

MONEY MARKET FUND–5.05%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	24,084,845	24,084,845
Total Money Market Fund (Cost $24,084,845)		24,084,845

TOTAL INVESTMENTS–99.55% (Cost $346,252,655)	474,590,665
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	2,123,500
NET ASSETS APPLICABLE TO 27,263,040 SHARES OUTSTANDING–100.00%	$476,714,165

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
20	CME E-mini Russell 2000 Index Futures	$2,512,200	$2,561,377	6/18/26	$—	$(49,177)
7	CME E-mini S&P 500 Index Futures	2,299,762	2,339,698	6/18/26	—	(39,936)
39	CME E-mini S&P MidCap 400 Index Futures	13,246,350	13,145,260	6/18/26	101,090	—
1	ICE U.S. MSCI Emerging Markets Index Futures	72,730	75,192	6/19/26	—	(2,462)
Total Futures Contracts					$101,090	$(91,575)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
ICE–Intercontinental Exchange
IT–Information Technology
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8